BASIS OF PREPARATION AND ACCOUNTING POLICIES - Narrative (Details)		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2023 USD ($) sharePlan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Number of equity-settled executive and employee share plans | sharePlan		3
Decrease through performance obligation being satisfied, contract liabilities		$ 9,000,000
Revenue from performance obligations satisfied in prior years		0	$ 14,000,000	$ 24,000,000
Change in contract with customer accrual, possible, if change in variables		5,000,000
Provisions		$ 419,000,000	$ 308,000,000	$ 81,000,000	$ 89,000,000
Opiant
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Percent of shares acquired	100.00%
Bottom of range
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Lease term		3 years
Incremental borrowing rate		3.90%
Top of range
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Lease term		10 years
Incremental borrowing rate		11.80%
Top of range | Software
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Intangible asset, useful life		5 years
Freehold buildings | Top of range
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Property, plant and equipment, useful life		20 years
Plant and equipment | Top of range
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Property, plant and equipment, useful life		10 years
Vehicles And computer equipment | Top of range
Accounting Policy, Changes In Accounting Estimates And Errors [Line Items]
Property, plant and equipment, useful life		4 years